7. Trade receivables (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
TradeReceivablesLineItems [Line Items]
Trade account receivables gross	R$ 760	R$ 393
Overdue Receivables Not Yet Due [Member]
TradeReceivablesLineItems [Line Items]
Trade account receivables gross	609	362
Up to 1 Year [Member]
TradeReceivablesLineItems [Line Items]
Trade account receivables gross	79	10
Overdue Receivables 30 To 60 days [Member]
TradeReceivablesLineItems [Line Items]
Trade account receivables gross	21	5
Overdue Receivables 61 To 90 Days [Member]
TradeReceivablesLineItems [Line Items]
Trade account receivables gross	5	5
Overdue Receivables More Than 90 Days [Member]
TradeReceivablesLineItems [Line Items]
Trade account receivables gross	R$ 46	R$ 11